Financial Impact of Covid-19	12 Months Ended
Dec. 31, 2025
Unusual or Infrequent Items, or Both [Abstract]
FINANCIAL IMPACT OF COVID-19

NOTE 31 – FINANCIAL IMPACT OF COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which spreaded throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.”   Governments in affected countries were imposing travel bans, quarantines and other emergency public health measures, which had caused material disruption to businesses globally resulting in an economic slowdown.

As the PRC government announced optimization of COVID-19 rules in November 2022, many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures. The financial impact of COVID-19 outbreak on the Company’s financial condition and results of operations is declining. However, during the fiscal year ended December 31, 2024, the COVID-19 pandemic continued to spread in China and other parts of the world, and for the full fiscal year of 2025, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations.